Goodwill and Intangible Assets Goodwill and Intangible Assets - Amortization (Details) $ in Millions	Dec. 31, 2018 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Finite- Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 66.4
Finite-Lived Intangible Assets, Amortization Expense, Year Two	56.9
Finite-Lived Intangible Assets, Amortization Expense, Year Three	56.6
Finite-Lived Intangible Assets, Amortization Expense, Year Four	29.2
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 13.5